Consolidated Statement of Changes in Shareholders' Equity - ARS ($) $ in Thousands	Total	Issued capital [member]	Additional paid-in capital [member]	Capital adjustments [member] [1]	Accumulated foreign currency translation difference from Financial Statements conversion [member]	Accumulated other comprehensive income [member]	Legal reserve [member]	Miscellaneous other reserves [member]	Unappropriated retained earnings [member]	Total controlling interests [member]	Total non- controlling interests [member]
Restated amount at the beginning at Dec. 31, 2020	$ 1,387,573,524	$ 639,413	$ 12,429,781	$ 567,267,912	$ 8,289,110	$ 1,758,906	$ 391,677,602	$ 997,360,211	$ (591,866,517)	$ 1,387,556,418	$ 17,106
Total comprehensive income for the fiscal year
Net income for the fiscal year	138,749,520								138,744,986	138,744,986	4,534
Other comprehensive income for the fiscal year	7,428,030				(4,648,591)	12,076,621				7,428,030
Cash dividends	(77,886,932)							(77,886,932)		(77,886,932)
Facultative reserve								(4,047)	4,047
Facultative reserve for future distribution earnings								(186,175,414)	186,175,414
Personal assets tax on shares and equity interests	(2,429,532)							(2,429,532)		(2,429,532)
Other changes	208,135										208,135
Amount at the end of the fiscal year at Dec. 31, 2021	1,453,642,745	639,413	12,429,781	567,267,912	3,640,519	13,835,527	391,677,602	730,864,286	(266,942,070)	1,453,412,970	229,775
Total comprehensive income for the fiscal year
Net income for the fiscal year	126,972,326								126,950,267	126,950,267	22,059
Other comprehensive income for the fiscal year	(17,318,905)				(2,238,986)	(15,079,919)				(17,318,905)
Legal reserve							22,082,902		(22,082,902)
Reserve for dividends pending Central Bank of Argentina's authorization	33,654,239							119,717,998	(86,063,759)	33,654,239
Personal assets tax on shares and equity interests	(1,842,432)								(1,842,432)	(1,842,432)
Other changes	11,901										11,901
Amount at the end of the fiscal year at Dec. 31, 2022	1,595,119,874	639,413	12,429,781	567,267,912	1,401,533	(1,244,392)	413,760,504	850,582,284	(249,980,896)	1,594,856,139	263,735
Total comprehensive income for the fiscal year
Net income for the fiscal year	587,675,141								587,324,400	587,324,400	350,741
Other comprehensive income for the fiscal year	40,371,382				9,758,855	30,612,527				40,371,382
Legal reserve							26,805,049		(26,805,049)
Reserve for dividends pending Central Bank of Argentina's authorization	(177,084,814)							(71,956,969)	(105,127,845)	(177,084,814)
Personal assets tax on shares and equity interests	(1,907,944)								(1,907,944)	(1,907,944)
Other changes	(148,589)										(148,589)
Amount at the end of the fiscal year at Dec. 31, 2023	$ 2,044,025,050	$ 639,413	$ 12,429,781	$ 567,267,912	$ 11,160,388	$ 29,368,135	$ 440,565,553	$ 778,625,315	$ 203,502,666	$ 2,043,559,163	$ 465,887

[1]	Inflation adjustment of capital stock and additional paid-in capital.